Risk information - Assets and liabilities in foreign currencies (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Risk information
Assets	kr 368,094	kr 365,929
Liabilities	343,522	343,083
Currency risk
Risk information
Assets	368,094	365,929
Liabilities	343,522	343,083
Currency risk | Foreign currencies
Risk information
Assets	312,313	233,855
Liabilities	kr 312,265	kr 234,264